Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Intermediate Treasury Bond Index Fund	FIBIX	FIBAX
Spartan Long-Term Treasury Bond Index Fund	FLBIX	FLBAX
Spartan Short-Term Treasury Bond Index Fund	FSBIX	FSBAX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information supplements similar information found in the "Management Contracts" section on page 34.

The following table provides information relating to other accounts managed by Mr. Small as of May 31, 2015.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 25,781	$ 1,226	$ 604
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Intermediate Treasury Bond Index Fund ($1,346 (in millions) assets managed), Spartan Long-Term Treasury Bond Index Fund ($1,317 (in millions) assets managed), and Spartan Short-Term Treasury Bond Index Fund ($863 (in millions) assets managed) The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2015, the dollar range of shares of Spartan Intermediate Treasury Bond Index Fund beneficially owned by Mr. Small was $1 - $10,000, the dollar range of shares of Spartan Long-Term Treasury Bond Index Fund beneficially owned by Mr. Small was $1 - $10,000, and the dollar range of shares of Spartan Short-Term Treasury Bond Index Fund beneficially owned by Mr. Small was $1 - $10,000.

The following information replaces the similar information found in the "Transfer and Service Agent Agreements" section on page 42.

The annual rates for pricing and bookkeeping services for the fund are 0.0259% of the first $500 million of average net assets, 0.0156% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

LBXB-15-02  December 9, 2015
1.872059.109

Supplement to the

Spartan® Inflation-Protected Bond Index Fund

Investor Class (FSIQX) and Fidelity Advantage® Class (FSIYX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Jay Small has replaced Alan Bembenek as the co-manager of Spartan® Inflation-Protected Bond Index Fund.

The following information replaces similar information for Alan Bembenek found in the "Management Contract" section beginning on page 33.

Jay Small is co-manager of Spartan Inflation-Protected Bond Index Fund and receives compensation for his services. As of May 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Spartan Inflation-Protected Bond Index Fund is based on the pre-tax investment performance of the fund relative to the performance of the fund's customized benchmark index. For the three-year period, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

PIB-PIB-AB-15-03  December 9, 2015
1.9859497.104

The following table provides information relating to other accounts managed by Mr. Small as of May 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 25,781	$ 1,226	$ 604
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Inflation-Protected Bond Index Fund ($268 (in millions) assets managed).

As of May 31, 2015, the dollar range of shares of Spartan Inflation-Protected Bond Index Fund beneficially owned by Mr. Small was none.

The following information replaces the similar information found in the "Transfer and Service Agent Agreements" section on page 42.

The annual rates for pricing and bookkeeping services for the fund are 0.0259% of the first $500 million of average net assets, 0.0156% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The following information replaces the similar information found in the "Description of the Trust" section on page 43.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the

Spartan® Inflation-Protected Bond Index Fund

Institutional Class (FIPBX) and Fidelity Advantage® Institutional Class (FIPDX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Jay Small has replaced Alan Bembenek as the co-manager of Spartan® Inflation-Protected Bond Index Fund.

The following information replaces similar information for Alan Bembenek found in the "Management Contract" section beginning on page 33.

Jay Small is co-manager of Spartan Inflation-Protected Bond Index Fund and receives compensation for his services. As of May 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Spartan Inflation-Protected Bond Index Fund is based on the pre-tax investment performance of the fund relative to the performance of the fund's customized benchmark index. For the three-year period, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

PIB-I-PIB-AIB-15-03  December 9, 2015
1.9859498.104

The following table provides information relating to other accounts managed by Mr. Small as of May 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 25,781	$ 1,226	$ 604
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Inflation-Protected Bond Index Fund ($268 (in millions) assets managed).

As of May 31, 2015, the dollar range of shares of Spartan Inflation-Protected Bond Index Fund beneficially owned by Mr. Small was none.

The following information replaces the similar information found in the "Transfer and Service Agent Agreements" section on page 41.

The annual rates for pricing and bookkeeping services for the fund are 0.0259% of the first $500 million of average net assets, 0.0156% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The following information replaces the similar information found in the "Description of the Trust" section on page 42.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.